Commitments and Contingencies (Tables)	12 Months Ended
Aug. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Payments under Noncancelable Operating Leases
Operating
leases
2016	$621
2017	606
2018	618
2019	631
2020	51
Total minimum lease payments	$2,527